Other liabilities - Summary of other liabilities explanatory (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other current financial liabilities
Deferred and contingent consideration (Note 3)	€ 9,356	€ 8,376
Other liabilities	5,382	4,534
Other current non financial liabilities
Payroll liabilities	47,209	30,176
Taxes and fees	6,324	7,444
Deposit liability (Note 3)		1,721
Management restructuring		3,473
Total other liabilities - current	68,271	55,724
Other noncurrent financial liabilities
Deferred and contingent consideration (Note 3)		6,993
Other non current nonfinancial liabilities
Employee benefit liabilities (Note 20)	1,414	1,043
Other	416	464
Total other non-current liabilities	€ 1,830	€ 8,500